Share-based compensation - Dividend equivalent rights - Cost related to non-vested awards expected (Details) - Dividend equivalent rights	Sep. 30, 2020 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2020	$ 70,224	[1]
2021	234,081
Total	$ 304,305

[1]	Three-month period ending December 31, 2020.